Operating Activities (Tables)	12 Months Ended
Dec. 31, 2020
Operating Activities
Schedule of research and development expense components

	Years Ended December 31,
	2020	2019	2018

	(USD in thousands)
Employee salary and benefit expenses, excluding share-based compensation	$(3,337)	$(2,586)	$(1,756)
Share-based compensation expenses	(1,496)	(1,021)	(896)
Depreciation	(92)	(65)	(59)
External expenses	(5,977)	(4,544)	(1,018)
Total research and development expenses	$(10,902)	$(8,216)	$(3,729)

Schedule of general and administrative expense components

	Years Ended December 31,
	2020	2019	2018

	(USD in thousands)
Employee salary and benefit expenses, excluding share-based compensation	$(1,098)	$(517)	$(190)
Share-based compensation expenses	(1,912)	(1,341)	(1,173)
Professional and other fees	(2,644)	(773)	(520)
Depreciation	(12)	(16)	(15)
Total general and administrative expenses	$(5,666)	$(2,647)	$(1,898)